Document and Entity Information	Oct. 20, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity File Number	001-38412
Entity Registrant Name	BRIDGEWATER BANCSHARES, INC.
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	26-0113412
Entity Address, Address Line One	4450 Excelsior Boulevard, Suite 100
Entity Address, City or Town	St. Louis Park
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	952
Local Phone Number	893-6868
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001341317
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	BWB
Security Exchange Name	NASDAQ
Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	BWBBP
Security Exchange Name	NASDAQ